Securities	12 Months Ended
Dec. 31, 2020
Investments Debt And Equity Securities [Abstract]
Securities

NOTE 3 - SECURITIES

The amortized cost and fair value of available for sale securities and the related gross unrealized gains and losses recognized were as follows:

	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses		Fair Value
2020
U.S. Treasury securities and obligations of U.S. government agencies	$21,479	$220	$	(6)	$21,693
Obligations of states and political subdivisions	208,013	21,000		(1)	229,012
Mortgage-back securities in government sponsored entities	106,824	5,963		(28)	112,759
Total debt securities	$336,316	$27,183	$	(35)	$363,464

	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses		Fair Value
2019
U.S. Treasury securities and obligations of U.S. government agencies	$19,401	$204	$	(4)	$19,601
Obligations of states and political subdivisions	193,646	12,409		(21)	206,034
Mortgage-back securities in government sponsored entities	129,145	3,863		(144)	132,864
Total debt securities	$342,192	$16,476	$	(169)	$358,499

The amortized cost and fair value of securities at year end 2020 by contractual maturity were as follows. Securities not due at a single maturity date, primarily mortgage-backed securities, are shown separately.

	Available for sale
	Amortized Cost	Fair Value
Due in one year or less	$11,749	$11,898
Due from one to five years	13,675	14,118
Due from five to ten years	28,114	30,236
Due after ten years	175,954	194,453
Mortgage-backed securities in government sponsored entities	106,824	112,759
Total securities available for sale	$336,316	$363,464

Securities with a carrying value of $159,527 and $139,004 were pledged as of December 31, 2020 and 2019, respectively, to secure public deposits, other deposits and liabilities as required or permitted by law.

NOTE 3 – SECURITIES (Continued)

Proceeds from sales of securities, gross realized gains and gross realized losses were as follows:

	2020	2019	2018
Sale proceeds	$1,455	$17,570	$14,667
Gross realized gains	94	47	6
Gross realized losses	—	43	393
Gains (losses) from securities called or settled by the issuer	—	28	(26)

Debt securities with unrealized losses at year end 2020 and 2019 not recognized in income were as follows:

2020	12 Months or less			More than 12 months			Total
Description of Securities	Fair Value	Unrealized Loss		Fair Value	Unrealized Loss		Fair Value	Unrealized Loss
U.S. Treasury securities and obligations of U.S. government agencies	$6,501	$	(5)	$126	$	(1)	$6,627	$	(6)
Obligations of states and political subdivisions	1,874		(1)	—		—	1,874		(1)
Mortgage-backed securities in gov’t sponsored entities	5,755		(28)	—		—	5,755		(28)
Total temporarily impaired	$14,130	$	(34)	$126	$	(1)	$14,256	$	(35)

2019	12 Months or less			More than 12 months			Total
Description of Securities	Fair Value	Unrealized Loss		Fair Value	Unrealized Loss		Fair Value	Unrealized Loss
U.S. Treasury securities and obligations of U.S. government agencies	$—		$—	$3,408	$	(4)	$3,408	$	(4)
Obligations of states and political subdivisions	1,947		(21)	—		—	1,947		(21)
Mortgage-backed securities in gov’t sponsored entities	10,653		(91)	7,732		(53)	18,385		(144)
Total temporarily impaired	$12,600	$	(112)	$11,140	$	(57)	$23,740	$	(169)

The Company periodically evaluates securities for other-than-temporary impairment. An unrealized loss exists when the current fair value of an individual security is less than its amortized cost basis. Unrealized losses that are determined to be temporary in nature are recorded, net of tax, in accumulated other comprehensive loss on the Consolidated Balance Sheet.

The Company has assessed each available-for-sale security position for credit impairment. Factors considered in determining whether a loss is temporary include:

•	The length of time and the extent to which fair value has been below cost;
•	The severity of impairment;
•	The cause of the impairment and the financial condition and near-term prospects of the issuer;
•	If the Company intends to sell the investment;
•	If it’s more-likely-than-not the Company will be required to sell the investment before recovering its amortized cost basis; and
•	If the Company does not expect to recover the investment’s entire amortized cost basis (even if the Company does not intend to sell the investment).

NOTE 3 – SECURITIES (Continued)

The Company’s review for impairment generally entails:

•	Identification and evaluation of investments that have indications of impairment;
•

Analysis of individual investments that have fair values less than amortized cost, including consideration of length of time each investment has been in unrealized loss position and the expected recovery period;

•	Evaluation of factors or triggers that could cause individual investments to qualify as having other-than-temporary impairment; and
•	Documentation of these analyses, as required by policy.

At December 31, 2020, the Company owned 11 securities that were considered temporarily impaired. The unrealized losses on these securities have not been recognized into income because the issuers’ bonds are of high credit quality, management has the intent and ability to hold these securities for the foreseeable future, and the decline in fair value is largely due to changes in market interest rates. The Company also considers sector specific credit rating changes in its analysis. The fair value is expected to recover as the securities approach their maturity date or reset date. The Company does not intend to sell until recovery and does not believe selling will be required before recovery.

The following table presents the net gains and losses on equity investments recognized in earnings at year-end 2020 and 2019, and the portion of unrealized gains and losses for the period that relates to equity investments held at year-end 2020 and 2019:

	2020		2019
Net gains (losses) recognized on equity securities during the year	$	(57)	$121
Less: Net gains realized on the sale of equity securities during the period		6	—
Unrealized gains (losses) recognized in equity securities held at December 31	$	(51)	$121